Document and Entity Information	0 Months Ended
Apr. 26, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Apr 26, 2012
Registrant Name	LAZARD FUNDS INC
Central Index Key	0000874964
Amendment Flag	false
Document Creation Date	Apr 26, 2012
Document Effective Date	Apr 26, 2012
Prospectus Date	Mar 31, 2011

Lazard U.S. Equity Concentrated Portfolio
Lazard U.S. Equity Concentrated Portfolio
THE LAZARD FUNDS, INC.

Lazard U.S. Equity Value Portfolio

Supplement to Prospectus dated March 31, 2011

Effective May 31, 2012, the Board of Directors of The Lazard Funds, Inc. (the "Board") has approved, for Lazard U.S. Equity Value Portfolio (the "Portfolio"), changing the Portfolio's investment strategy and changing the name of the Portfolio to Lazard U.S. Equity Concentrated Portfolio.  The Portfolio will invest primarily in equity securities, principally common stocks, of U.S. companies of any market capitalization.  The Portfolio will have a concentrated portfolio of investments, typically investing in 15 to 35 companies with market capitalizations generally greater than $350 million (this is a change from the March 16, 2012 Supplement to Prospectus and the Proxy Statement accompanying the April 10, 2012 Notice of Special Meeting of Shareholders sent to Portfolio shareholders (the "Proxy Statement"), which stated that the Portfolio will invest primarily in 15 to 35 companies with market capitalizations generally greater than $1 billion).  The Portfolio will seek to outperform broad-based securities market indices, such as the S&P 500® Index, the Russell 1000® Index and the Russell 3000® Index.  Lazard Asset Management LLC (the "Investment Manager") will employ a philosophy for the Portfolio based on value creation through its process of bottom-up stock selection, and the Investment Manager will implement a disciplined portfolio construction process.  The Investment Manager's fundamental research will seek to identify investments typically featuring robust organic cash flow, balance sheet strength and operational flexibility.

In connection with the investment strategy change, the Board also has approved changing the Portfolio's diversification subclassification from "diversified" to "non-diversified" (the "Reclassification"), as such terms are defined in the Investment Company Act of 1940, as amended (the "1940 Act").  Generally, a fund that is non-diversified may invest a higher percentage of its assets in a smaller number of companies than a diversified fund.  Pursuant to the 1940 Act, a fund is only permitted to change its status from diversified to non-diversified with the approval of fund shareholders.  The Board has called a meeting of Portfolio shareholders to approve the Reclassification for May 1, 2012 (anticipated to be adjourned to May 15, 2012 at 3:00 p.m. at the same location described in the Proxy Statement), although the Investment Manager owns a sufficient amount of the Portfolio's shares to approve the proposed Reclassification.  Accordingly, it is anticipated that the Reclassification, as well as the Portfolio's name change and the changes to the Portfolio's investment strategy described above, will be effective as of May 31, 2012. Also effective May 31, 2012, the Portfolio's portfolio managers will be Christopher H. Blake, Martin Flood and Andrew D. Lacey.

Through May 30, 2012, shareholders will be permitted to exchange or redeem shares of the Portfolio without incurring any applicable redemption fees ordinarily charged by the Portfolio.  If you hold your shares through a broker or other financial intermediary, however, you may be subject to fees or charges specific to that broker or intermediary, and may have limitations in your ability to exchange Portfolio shares.  Please contact your broker or intermediary for further details.

Dated:  April 26, 2012

Label	Element	Value
Lazard U.S. Equity Concentrated Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000874964_SupplementTextBlock
THE LAZARD FUNDS, INC.

Lazard U.S. Equity Value Portfolio

Supplement to Prospectus dated March 31, 2011

Effective May 31, 2012, the Board of Directors of The Lazard Funds, Inc. (the "Board") has approved, for Lazard U.S. Equity Value Portfolio (the "Portfolio"), changing the Portfolio's investment strategy and changing the name of the Portfolio to Lazard U.S. Equity Concentrated Portfolio.  The Portfolio will invest primarily in equity securities, principally common stocks, of U.S. companies of any market capitalization.  The Portfolio will have a concentrated portfolio of investments, typically investing in 15 to 35 companies with market capitalizations generally greater than $350 million (this is a change from the March 16, 2012 Supplement to Prospectus and the Proxy Statement accompanying the April 10, 2012 Notice of Special Meeting of Shareholders sent to Portfolio shareholders (the "Proxy Statement"), which stated that the Portfolio will invest primarily in 15 to 35 companies with market capitalizations generally greater than $1 billion).  The Portfolio will seek to outperform broad-based securities market indices, such as the S&P 500® Index, the Russell 1000® Index and the Russell 3000® Index.  Lazard Asset Management LLC (the "Investment Manager") will employ a philosophy for the Portfolio based on value creation through its process of bottom-up stock selection, and the Investment Manager will implement a disciplined portfolio construction process.  The Investment Manager's fundamental research will seek to identify investments typically featuring robust organic cash flow, balance sheet strength and operational flexibility.

In connection with the investment strategy change, the Board also has approved changing the Portfolio's diversification subclassification from "diversified" to "non-diversified" (the "Reclassification"), as such terms are defined in the Investment Company Act of 1940, as amended (the "1940 Act").  Generally, a fund that is non-diversified may invest a higher percentage of its assets in a smaller number of companies than a diversified fund.  Pursuant to the 1940 Act, a fund is only permitted to change its status from diversified to non-diversified with the approval of fund shareholders.  The Board has called a meeting of Portfolio shareholders to approve the Reclassification for May 1, 2012 (anticipated to be adjourned to May 15, 2012 at 3:00 p.m. at the same location described in the Proxy Statement), although the Investment Manager owns a sufficient amount of the Portfolio's shares to approve the proposed Reclassification.  Accordingly, it is anticipated that the Reclassification, as well as the Portfolio's name change and the changes to the Portfolio's investment strategy described above, will be effective as of May 31, 2012. Also effective May 31, 2012, the Portfolio's portfolio managers will be Christopher H. Blake, Martin Flood and Andrew D. Lacey.

Through May 30, 2012, shareholders will be permitted to exchange or redeem shares of the Portfolio without incurring any applicable redemption fees ordinarily charged by the Portfolio.  If you hold your shares through a broker or other financial intermediary, however, you may be subject to fees or charges specific to that broker or intermediary, and may have limitations in your ability to exchange Portfolio shares.  Please contact your broker or intermediary for further details.

Dated:  April 26, 2012

Risk/Return [Heading]	rr_RiskReturnHeading	Lazard U.S. Equity Concentrated Portfolio

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 31, 2011